UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number (811-05037)
Professionally Managed Portfolios
(Exact name of registrant as specified in charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)
Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Ave. Floor 4
Milwaukee, WI 53202
(Name and address of agent for service)
(414) 765-5301
Registrant’s telephone number, including area code
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010

Item 1.	Report to Stockholders.

 Annual Report
 December 31, 2010

WINSLOW
Green Mutual Funds

Winslow Green Growth Fund

Table of Contents

A Message to Our Shareholders	2

Performance Chart and Analysis	4

Expense Example	5

Schedule of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	15

Report of Independent Registered Public Accounting Firm	23

Trustees and Executive Officers	24

Additional Information	29

Winslow Green Mutual Funds

A Message to Our Shareholders

The Winslow Green Growth Fund Investor Shares (the “Fund”) had a total return of 11.22% for the fourth quarter ending December 31, 2010, compared to 17.11% for the Russell 2000 Growth Index. For the six months ended December 31, 2010, the Fund had a total return of 27.26%, compared to 32.14% for the Russell 2000 Growth Index. For the year ended December 31, 2010, the Fund had a total return of 7.35%, compared to 29.09% for the Russell 2000 Growth Index.

After a very difficult start in 2010, the stocks of companies focused on the green economy rebounded strongly in the second half of the year. In general, the companies in the Fund’s portfolio delivered good top-line growth and attractive margins while executing strategies in a variety of green product segments. And while the first part of the year was marked by heavy headwinds – a high level of uncertainty about economic recovery, rolling credit crises in several E.U. nations, failure to develop comprehensive Federal clean energy policies, concern over China’s rapid rise to prominence in clean technology markets – performance in the second half reflected the gradual easing of investor concerns on many of those fronts.

As of year-end, our portfolio was focused on companies driven by internal strengths – high-quality management teams that have consistently executed and generated strong fundamental performance during the tough markets of the past few years. We feel this approach is always prudent, but particularly during a market cycle when external factors have proven to be very unpredictable. In keeping with this focus, we had very little exposure at year-end to the clean energy sector, which is particularly sensitive to a shifting set of future regulatory scenarios. Instead the Fund was invested primarily in companies offering efficiency solution; a consistent theme of the past several years has been spending on solutions with measurable near-term payback in terms of saved energy, conserved water, or reduction in material requirements. Many of our portfolio companies offer just these sorts of solutions, from efficient water irrigation that improves crop yields, to energy-saving products and technologies for homes and buildings, to next-generation services for recycling precious commodity resources out of industrial waste.

The Fund’s top contributors to performance during the second half of 2010 were Schnitzer Steel, Horsehead Holdings, BioExx Specialty Proteins, Nalco, and Acuity Brands. As of year-end, our planned areas of focus for 2011 were resource scarcity, energy efficiency, water, and food & agriculture, and these firms span those themes – Schnitzer and Horsehead appear well-positioned to address resource scarcity with their recycling solutions, Acuity is a leader in the market for highly energy-efficient windows, Nalco offers highly effective water efficiency solutions to its industrial customers, and BioExx offers a potentially powerful answer to the challenge of global food shortages with its revolutionary new method for extracting high-value protein from canola seeds. During the period, the most sizable detractors from performance were Rubicon Technology, Capstone Turbine, Trex, Powersecure International, and Lindsay Corp. Rubicon’s growth potential within the LED general illumination market is still very promising; however, it also has significant exposure to the television and display market, where sales were disappointing during 2010. Both Capstone and Trex turned in results during the period that demonstrated a breakdown relative to our original investment thesis, and were no longer in the portfolio at year-end.

We feel that the periods of price weakness in green stocks during the past few years have been a significant investment opportunity for those with a long-term investment horizon. Our strategy is aligned with the fundamental view that climate change and resource scarcity are the two most persistent and significant challenges our society will face in the coming decades, and solutions to these challenges may become

Winslow Green Mutual Funds

A Message to Our Shareholders

increasingly important and in demand over time. We remain committed to our long-term, green solutions-oriented investment strategy, and we believe that such a strategy can reward the Fund’s investors.

Thank you for your continued investment. As always, we welcome your comments and questions.

Sincerely,

Jackson W. Robinson
Portfolio Manager

The views in this report were those of the Fund manager as of December 31, 2010 and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. The Fund invests in small and medium capitalization companies, which present greater risk than larger companies due to limited product lines, markets and financial or managerial resources. The Fund invests in foreign securities, which present increased risk over U.S. investments in the form of currency fluctuation, different regulation, accounting standards, trading practices and levels of available information, generally higher transaction costs, and political risk. The Fund’s investment focus on green solutions companies presents increased risk over a more diversified portfolio, by limiting investment choices to specific sectors that may or may not perform as well as other industry sectors.

The Russell 2000 Growth Index measures the performance of Russell 2000 companies with high price-to-book ratios and high forecasted growth values. No one can invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the schedule of investments for complete fund holdings.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the summary and statutory prospectuses, a copy of which may be obtained by calling (888) 314-9049 or visiting the Fund’s website. Read and consider it carefully before you invest.

The Winslow Green Growth Fund is distributed by Quasar Distributors, LLC.

Winslow Green Mutual Funds

Performance Chart and Analysis
December 31, 2010 (Unaudited)

Average Annual Total Return as of 12/31/10	One Year	Five Year	Ten Year
Winslow Green Growth Fund – Investor Shares	7.35%	–2.74%	0.61%
Winslow Green Growth Fund – Institutional Shares*	7.73%	–2.50%	0.73%
Russell 2000® Growth Index	29.09%	5.30%	3.78%

Investment Value on 12/31/10
Winslow Green Growth Fund – Investor Shares	$10,626
Winslow Green Growth Fund – Institutional Shares*	$10,756
Russell 2000® Growth Index	$14,491

Past performance is not predictive of, nor a guarantee of, future results. Investment return and principal value of an investment in each Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Call (888) 314-9049 to obtain most recent month end performance. The Winslow Green Growth Fund’s annual operating expense ratio (gross) for the previous fiscal year was 1.52% for Investor Shares and 1.24% for Institutional Shares. However, the Funds’ adviser has contractually agreed to waive a portion of its fee and/or reimburse certain expenses through April 30, 2011, to limit total annual fund operating expenses to 1.45% for Investor Shares and 1.20% for Institutional Shares. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower.

*	Institutional Class inception was June 6, 2006. Performance for the Institutional Class between conversion of the common trust fund (April 1, 2001) and the Class’ inception date of June 6, 2006, are based on the Fund’s Investor Class, which has a higher expense ratio. Had Institutional Shares been readjusted to reflect the lower expenses, performance shown for this share class would have been higher.

Winslow Green Mutual Funds

Expense Example
For the Six Months Ended December 31, 2010 (Unaudited)

As a shareholder of the Winslow Green Growth Fund (the “Fund”) you incur two types of costs: (1) transaction costs, including sales charges or loads; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 – December 31, 2010).

Actual Expenses – The first line of the table below provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee. You will be charged a redemption or exchange fee equal to 2.00% of the net amount of the redemption or exchange if you redeem or exchange your shares less than 90 days after you purchase them. Investment Retirement Accounts (IRAs) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total

Winslow Green Mutual Funds

Expense Example
For the Six Months Ended December 31, 2010 (Unaudited)

costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 1, 2010 –
	July 1, 2010	December 31, 2010	December 31, 2010*

Investor Class Actual	$1,000	$1,272	$8.30
Investor Class Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.37
Institutional Class Actual	$1,000	$1,274	$6.88
Institutional Class Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.11

*	Expenses are equal to the Fund’s expense ratio for the most recent six month period of 1.45% for Investor shares and 1.20% for Institutional shares, multiplied by the average account value over the period multiplied by 184/365 (to reflect the six months ended December 31, 2010).

Winslow Green Mutual Funds

Winslow Green Growth Fund
Schedule of Investments
December 31, 2010

Shares	Security Description	Value

Common Stocks – 100.1%
Clean Energy – 9.6%
500,000	American Superconductor Corp.(a)	$14,295,000
98,080	First Solar, Inc.(a)	12,764,131
620,500	Protonex Technology Corp.(a)(b)(d)	—

		27,059,131

Enviromental Services – 4.9%
1,000,000	Newalta Corp.(b)	11,958,161
633,000	World Energy Solutions, Inc.(a)(b)(c)	1,782,561

		13,740,722

Green Building – 24.8%
143,562	Acuity Brands, Inc.	8,279,221
100,000	Cree, Inc.(a)(f)	6,589,000
160,000	Lennox International, Inc.	7,566,400
600,000	Lighting Science Group(a)(b)	1,950,000
414,284	NCI Building Systems, Inc.(a)	5,795,833
892,683	ProLogis	12,890,342
331,072	Quanex Building Products Corp.	6,280,436
273,899	Rubicon Technology, Inc.(a)	5,773,791
600,000	Waterfurnace Renewable Energy, Inc.	14,947,199

		70,072,222

Green Transportation – 6.4%
220,000	Wabtec Corp.	11,635,800
350,000	Westport Innovations, Inc.(a)	6,482,000

		18,117,800

Resource Efficiency – 22.5%
294,396	A.O. Smith Corp.	11,210,600
313,319	Applied Micro Circuits Corp.(a)	3,346,247
200,000	Chicago Bridge & Iron Company NV(a)	6,580,000
1,000,000	Horsehead Holdings(a)	13,040,000
365,568	PowerSecure International, Inc.(a)(b)	2,844,119
70,523	Rockwood Holdings, Inc.(a)	2,758,860
225,000	Schnitzer Steel Industries, Inc.	14,937,750
38,382	Trimble Navigation Ltd.(a)	1,532,593
310,000	Volterra Semiconductor Corp.(a)	7,179,600

		63,429,769

Sustainable Living – 17.4%
6,500,000	BioExx Specialty Proteins Ltd.(a)(b)	15,362,566
331,302	Green Mountain Coffee Roasters, Inc.(a)	10,886,584
2,900,000	Jamba, Inc.(a)	6,583,000
29	OM Foods Ltd.(a)(b)(d)	—
1,130,000	SunOpta, Inc.(a)(b)	8,836,600
146,244	Whole Foods Market, Inc.(a)	7,398,484

		49,067,234

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Winslow Green Growth Fund
Schedule of Investments
December 31, 2010

Shares	Security Description	Value

Water Management – 14.5%
185,000	GLV, Inc.(a)(b)	$1,408,478
68,929	Lindsay Corp.	4,096,450
447,488	Nalco Holding Company	14,292,767
256,417	Pentair, Inc.	9,361,785
1,735,411	Pure Technologies(a)(b)	8,290,458
40,000	Valmont Industries, Inc.	3,549,200

		40,999,138

Total Common Stocks (Cost $211,360,724)		282,486,016

Warrants – 0.0%
412,283	Capstone Turbine, Expires 9/17/2013 at $1.74(a)(b)(d)	—

Total Warrants (Cost $0)		—

Short Term Investments – 0.2%
533,844	Fidelity Institutional Money Market Fund, 0.17%(e)	533,844

Total Short Term Investments (Cost $533,844)		533,844

Total Investments – 100.3% (Cost $211,894,568)		$283,019,860

Liabilities in Excess of Other Assets – (0.3)%		(705,569)

NET ASSETS – 100.0%		$282,314,291

Schedule of Options Written

Call Options Written

Contracts
(100 shares per contract)	Security Description	Strike Price	Expiration	Value

1,000	Cree, Inc.(a)	65	01/22/11	(375,000)

Total Call Options Written (Premiums received $199,930)				(375,000)

(a)	Non-income producing security.

(b)	A portion of this security is considered illiquid. As of December 31, 2010, the total market value of illiquids was $28,510,679 or 10.1% of net assets.

(c)	Affiliated Company as defined by the Investment Company Act of 1940. See Note 6 of the Notes to Financial Statements.

(d)	Securities are fair valued under the supervision of the Board of Trustees. See Note 2 of the Notes to Financial Statements.

(e)	Seven-day yield as of December 31, 2010.

(f)	Held in connection with open written call options.

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Winslow Green Growth Fund
Schedule of Investments
December 31, 2010

PORTFOLIO HOLDINGS
% of Total Investments

Green Building	24.7%
Resource Efficiency	22.4%
Sustainable Living	17.3%
Water Management	14.5%
Clean Energy	9.6%
Green Transportation	6.4%
Enviromental Services	4.9%
Short-Term Investments	0.2%

100.0%

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Statement of Assets and Liabilities
December 31, 2010

Winslow Green
Growth Fund

ASSETS
Investments in securities, market value:
Unaffiliated issuers (cost $206,182,235)	$281,237,299
Affiliated issuers (cost $5,712,333) (Note 6)	1,782,561

Total Investments, at value (Cost of $211,894,568)	$283,019,860
Receivables:
Investment securities sold	1,849,893
Fund shares sold	167,222
Dividends and interest	102,148
Prepaid expenses	23,151

Total Assets	285,162,274

LIABILITIES
Call options written, at value (Premiums received of $199,930)	375,000
Payables:
Fund shares redeemed	297,924
Investment securities purchased	1,553,570
Accrued Liabilities:
Investment adviser fees	243,990
Administration fees	22,883
Custody fees	7,800
Service fees	180,462
12b-1 fees	90,438
Fund accounting fees	7,520
Transfer agent fees	13,780
Chief Compliance Officer fees	2,108
Other accrued expenses	52,508

Total Liabilities	2,847,983

NET ASSETS	$282,314,291

COMPONENTS OF NET ASSETS
Paid-in-capital	$392,060,865
Undistributed net investment income	—
Accumulated net realized loss on investments and written options	(180,697,105)
Net unrealized appreciation (depreciation) on:
Investments	71,125,292
Written options	(175,070)
Receivables denominated in foreign currency	309

NET ASSETS	$282,314,291

COMPUTATION OF NET ASSET VALUE
Investor Shares:
Net Assets	$228,944,770
Shares Outstanding	15,827,570
Net asset value per share	$14.46
Institutional Shares:
Net Assets	$53,369,521
Shares Outstanding	3,646,129
Net asset value per share	$14.64

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Statement of Operations
Year Ended December 31, 2010

Winslow Green
Growth Fund

INVESTMENT INCOME
Dividends from unaffiliated investments (net of dividend withholding tax of $49,191)	$776,827
Dividends from affiliated investments (net of dividend witholding tax of $78,553)	445,132
Interest income	5,836

Total Investment Income	1,227,795

EXPENSES
Investment advisory fees	2,552,785
Service fees – Investor Shares	571,671
Reports to shareholders	206,813
Transfer agent fees	125,943
Administration fees	114,600
12b-1 fees – Investor Shares	100,634
Fund accounting fees	69,455
Blue Sky fees	39,112
Custody fees	33,522
Miscellaneous expenses	23,044
Audit fees	21,000
Legal fees	14,474
Chief Compliance Officer fees	14,150
Trustee fees	9,104
Insurance expense	1,969
Interest expense (Note 7)	321

Total Expenses	3,898,597
Fees recouped (Note 3)	76,787

Total Expenses after Recoupment	3,975,384

NET INVESTMENT LOSS	(2,747,589)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized Gain (Loss) on:
Investments and foreign currency transactions unaffiliated	(8,865,876)
Investments and foreign currency transactions affiliated (Note 6)	(521,819)
Written options	867,019

Net Realized Loss	(8,520,676)

Change in Unrealized Appreciation (Depreciation) on:
Investments	29,416,872
Written Options	(132,961)
Receivables denominated in foreign currency	(1,598)

Net Change in Unrealized Appreciation	29,282,313

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	20,761,637

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,014,048

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Statements of Changes in Net Assets

	Winslow Green
	Growth Fund
	Year Ended	Year Ended
	December 31, 2010	December 31, 2009

OPERATIONS
Net investment loss	$(2,747,589)	$(1,982,774)
Net realized loss on investments, written options and foreign currency transactions	(8,520,676)	(97,857,216)
Net change in unrealized appreciation (depreciation) on investments, written options and foreign currency translations	29,282,313	198,934,233

Increase in Net Assets Resulting from Operations	18,014,048	99,094,243

CAPITAL SHARE TRANSACTIONS
Sale of shares
Investor shares	41,696,980	49,405,742
Institutional shares	23,943,652	20,532,796
Redemption of shares
Investor shares	(78,121,927)	(53,584,425)
Institutional shares	(26,139,616)	(5,510,419)
Redemption fees
Investor shares	17,765	23,453
Institutional shares	12,219	7,944

Increase (Decrease) from Capital Share Transactions	(38,590,927)	10,875,091

Increase (Decrease) in Net Assets	(20,576,879)	109,969,334
NET ASSETS
Beginning of year	302,891,170	192,921,836

End of year	$282,314,291	$302,891,170

SHARE TRANSACTIONS
Sale of shares
Investor shares	3,175,105	4,725,688
Institutional shares	1,814,991	1,941,602
Redemption of shares
Investor shares	(5,991,645)	(5,093,864)
Institutional shares	(1,982,629)	(500,212)

Increase (Decrease) in Shares	(2,984,178)	1,073,214

Undistributed net investment income	$—	$—

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Winslow Green Growth Fund
Financial Highlights

For a share outstanding throughout each year

	Year Ended December 31,
	2010		2009		2008	2007		2006

INVESTOR SHARES
NET ASSET VALUE PER SHARE, Beginning of year	$13.47		$9.02		$23.42	$19.85		$17.62

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.13	)(a)	(0.09	)(a)	(0.15)	(0.10	)(a)	(0.23	)(a)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.12		4.54		(14.14)	4.70		2.46

Total from Investment Operations	0.99		4.45		(14.29)	4.60		2.23

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	—		—		(0.11)	(1.04)		(0.02)

Redemption Fees	—	(b)	—	(b)	— (b)	0.01		0.02

NET ASSET VALUE PER SHARE, End of year	$14.46		$13.47		$9.02	$23.42		$19.85

TOTAL RETURN	7.35%		49.33%		(61.01)%	23.47%		12.77%

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of year (millions)	$228.9		$251.1		$171.4	$379.7		$194.4
Ratio of expenses to average net assets:
After fees waived/recouped	1.45%		1.45%		1.40%	1.45%		1.45%
Before fees waived/recouped	1.43%		1.52%		1.43%	1.47%		1.49%
Ratio of net investment loss to average net assets
After fees waived/recouped	(1.02)%		(0.87)%		(0.92)%	(0.46)%		(1.22)%
Before fees waived/recouped	(1.00)%		(0.94)%		(0.95)%	(0.48)%		(1.26)%

PORTFOLIO TURNOVER RATE	49%		93%		113%	94%		113%

(a)	Calculated using average shares outstanding throughout the year.
(b)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Winslow Green Growth Fund
Financial Highlights

For a share outstanding throughout each year/period

								June 6, 2006(a)
	Year Ended December 31,							through
	2010		2009		2008	2007		December 31, 2006

INSTITUTIONAL SHARES
NET ASSET VALUE PER SHARE, Beginning of year / period	$13.59		$9.07		$23.51	$19.87		$19.56

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.10	)(b)	(0.07	)(b)	(0.09)	(0.04	)(b)	(0.11	)(b)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	1.15		4.59		(14.25)	4.72		0.42

Total from Investment Operations	1.05		4.52		(14.34)	4.68		0.31

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	—		—		(0.11)	(1.04)		(0.02)

Redemption Fees	—	(c)	—	(c)	(0.01)	—	(c)	0.02

NET ASSET VALUE PER SHARE, End of year/period	$14.64		$13.59		$9.07	$23.51		$19.87

TOTAL RETURN	7.73%		49.83%		(60.94)%	23.80%		1.68	%(d)

RATIOS/SUPPLEMENTARY DATA:
Net assets, end of year/period (millions)	$53.4		$51.8		$21.5	$37.1		$16.1
Ratio of expenses to average net assets:
After fees waived/recouped	1.20%		1.20%		1.15%	1.20%		1.20	%(e)
Before fees waived/recouped	1.14%		1.24%		1.18%	1.22%		1.51	%(e)
Ratio of net investment loss to average net assets
After fees waived/recouped	(0.77)%		(0.62)%		(0.67)%	(0.20)%		(1.06	)%(e)
Before fees waived/recouped	(0.71)%		(0.66)%		(0.70)%	(0.22)%		(1.37	)%(e)

PORTFOLIO TURNOVER RATE	49%		93%		113%	94%		113	%(d)

(a)	Commencement of operations.
(b)	Calculated using average shares outstanding throughout the year / period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

Winslow Green Mutual Funds

Notes to Financial Statements
December 31, 2010

NOTE 1. ORGANIZATION

Winslow Green Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares. Investors Shares commenced operations on April 1, 2001 and Institutional Shares commenced operations on June 6, 2006. The Fund was reorganized into a newly created series of the Trust on May 27, 2008.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital growth. The Fund will invest at least 80% of its net assets in equity securities of environmentally sustainable companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be

Winslow Green Mutual Funds

Notes to Financial Statements
December 31, 2010

calculated without regard to such considerations. As of December 31, 2010, the Fund held three fair valued securities with a total market value of $0 or 0.0% of total net assets.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Level 1	Level 2	Level 3

Common Stockˆ	$282,486,016	$—	$0
Warrants	$—	$0	$—
Short-Term Investments	$533,844	$—	$—

Total Investments in Securities	$283,019,860	$0	$0

Written Options	$(375,000)	$—	$—

ˆ	See Schedule of Investments for industry breakout.

Level 3 Reconciliation	Investments in Securities
Balance as of 12/31/09	$39,150
Transfers into Level 3	216,886
Unrealized Depreciation	(256,036)

Balance as of 12/31/10	$—

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.2% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Winslow Green Mutual Funds

Notes to Financial Statements
December 31, 2010

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At December 31, 2010, the following capital loss carryforwards were available:

Expiring:

12/31/16	12/31/17	12/31/18	Total

$42,040,637	$128,465,572	$9,854,782	$180,360,991

At December 31, 2010, the Fund deferred, on a tax basis, straddle losses of $336,094.

The Fund recognizes tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained upon examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability should be recorded related to uncertain income tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken on the Fund’s 2010 return. The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined by identified cost. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Options Contracts. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Winslow Green Mutual Funds

Notes to Financial Statements
December 31, 2010

The activity in options written during the year ended December 31, 2010, is as follows:

		Premiums
	Contracts	Received

Options outstanding, beginning of year	1,950	$261,641
Options written	11,606	1,556,766
Options exercised	—	—
Options expired	(4,925)	(715,623)
Options closed	(7,631)	(902,854)

Options outstanding, end of year	1,000	$199,930

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may write covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves the Fund giving another party, in return for a premium, the right to buy specified securities owned by the Fund by a specified future date at a price set at the time of contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.

A covered put option gives the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to “cover” put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

The Fund will not enter into an options contract if immediately thereafter more than 5% of the Fund’s total assets would be invested in options contracts. At December 31, 2010 the Fund had (0.1%) of its total assets invested in options.

Statement of Assets and Liabilities – Market values of Derivative Instruments as of December 31, 2010:

Liability Derivatives
Statement of Assets and Liabilities Location

Market Value

Call options written, at value	($375,000)

Statement of Operations – The effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2010 were as follows:

Amount of Realized Gain on Derivatives Recognized in Income

Written Options

$867,019

Winslow Green Mutual Funds

Notes to Financial Statements
December 31, 2010

Change in Unrealized Appreciation/(Depreciation)on Derivatives Recognized in Income

Written Options

($132,961)

F.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. Dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains and losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at year end, resulting from changes in exchange rates.

G.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting year. Actual results could differ from those estimates.

H.	Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee and exchange fee on shares held less than 90 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

I.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.	Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2010, the following adjustments were made:

	Undistributed Net	Accumulated	Paid-in
	Investment Income	Gains/Losses	Capital

Winslow Green Growth Fund	$2,747,589	$11,918	$(2,759,507)

The permanent differences primarily relate to foreign currency adjustments and net operating loss.

K.	Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Winslow Green Mutual Funds

Notes to Financial Statements
December 31, 2010

L.	New Accounting Pronouncements. In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a)transfers into and out of Levels 1 and Level 2, and b) purchase, sales, issuances and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into or out of Levels 1 or 2 during the year ended December 31, 2010. The second disclosure will become effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Fund is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

NOTE 3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Brown Investment Advisory Incorporated (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund. As compensation for their services, the Advisor is entitled to a monthly fee at an annual rate of 0.90% based upon the average daily net assets of the Fund. For the fiscal year ended December 31, 2010, the Fund incurred $2,552,785 in advisory fees.

The Advisor has contractually agreed to waive its fees and/or reimburse certain Fund expenses to limit its total annual operating expenses to 1.45% for Investor Class Shares, and 1.20% for Institutional Class Shares.

Additionally, any fees waived since the Advisor’s March 31, 2009 acquisition of the Fund’s previous Advisor, Winslow Management Company, LLC shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal years does not exceed the applicable limitation of Fund expenses. The Fund must pay its ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees review and approval.

For the year ended December 31, 2010, the Advisor recouped previously waived fees in the amount of $76,787. As of December 31, 2010, the Advisor had $9,303 remaining in previously waived fees that it may recoup no later than December 31, 2012.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly owned subsidiary of U.S Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

For the year ended December 31, 2010, the Winslow Green Growth Fund incurred $114,600 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the year ended December 31, 2010, the Winslow Green Growth Fund was allocated $14,150 of the Trust’s Chief Compliance Officer Fee.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter for shares of the Fund, and acts as the Fund’s Distributor in a continuous public offering of the Fund’s shares. U.S. Bank, N.A. serves as the Fund’s custodian (the “Custodian”). Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a 12b-1 Distribution Plan (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that the Fund’s Investor Shares may pay a fee to the Distributor of up to 0.25% of the average daily net assets of each Fund to reimburse the Distributor for a portion of the costs

Winslow Green Mutual Funds

Notes to Financial Statements
December 31, 2010

incurred in distributing the Fund’s Investor Shares. For the year ended December 31, 2010, the Fund’s Investor Class Shares incurred $100,634 in 12b-1 fees.

The Fund has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the Fund’s Investor Class Shares. Under the Plan, the Fund is authorized to pay the Advisor an annual shareholder servicing fee of 0.25% of average daily net assets. The Advisor uses this fee to finance certain activities relating to servicing and maintaining shareholder accounts. For the year ended December 31, 2010, the Investor Class Shares of the Fund incurred $571,671 in shareholder servicing fees.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended December 31, 2010 were $136,673,716 and 174,805,915, respectively.

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make any distributions to shareholders for the fiscal years ended December 31, 2010 or December 31, 2009.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$211,694,658

Gross tax unrealized appreciation	82,590,500
Gross tax unrealized depreciation	(11,640,298)

Net tax unrealized appreciation	70,950,202
Unrealized currency appreciation	309
Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	—

Other accumulated loss	(180,697,085)

Total accumulated earnings	$(109,746,574)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and calendar year open straddle losses.

NOTE 6. INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies for which 5% or more of the outstanding voting shares are held by the Fund. As of December 31, 2010, the market value of all securities of affiliated companies held in the Fund totaled $1,782,561, representing 0.6% of

Winslow Green Mutual Funds

Notes to Financial Statements
December 31, 2010

net assets. For the year ended December 31, 2010, the Fund had the following transactions with affiliated companies:

	Share			Share
	Balance			Balance		Dividend	Value
	December 31,			December 31,	Realized	Income,	December 31,	Acquisition
	2009	Purchases	Sales	2010	Loss	net	2010	Cost

Pure Technologies Ltd.ˆ	1,735,411	$—	$—	1,735,411	$—	$—	$8,290,458	$4,669,882
U.S Geothermal, Inc.ˆ	3,145,487	—	3,145,487	—	458,433	—	—	—
Waterfurnace Renewable Energy, Ltd.ˆ	616,100	—	16,100	600,000	63,387	445,132	14,947,199	13,194,370
World Energy Solutions, Inc.	633,000	—	—	633,000	—	—	1,782,561	5,712,333

ˆ	No longer an affiliate as of December 31, 2010

NOTE 7. CREDIT FACILITY

U.S. Bank, N.A has made available to the Fund a credit facility pursuant to a Loan and Security Agreement (“the Agreement”) for temporary or extraordinary purposes. The maximum amount available under the Agreement is $50,000,000. For the year ended December 31, 2010, the average interest rate on the outstanding principal amount was 3.25% (prime rate). Advances are not collateralized by a first lien against the Fund’s assets. During the year ended December 31, 2010, the Fund had an outstanding average daily loan balance of $10,033. The maximum amount outstanding under the Agreement during the year ended December 31, 2010 was $1,757,000. Interest expense amounted to $321 for the Fund.

Winslow Green Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Professionally Managed Portfolios and
Shareholders of Winslow Green Growth Fund

We have audited the accompanying statement of assets and liabilities of the Winslow Green Growth Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2007, have been audited by other auditors, whose report dated February 26, 2008 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Winslow Green Growth Fund as of December 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 25, 2011

Winslow Green Mutual Funds

Trustees and Executive Officers

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the following table.

				Number of
				Portfolios
		Term of Office and		in Fund
		Length		Complex(2)
Name,	Position	of Time	Principal Occupation	Overseen by	Other Directorships
Age and Address	with the Trust(1)	Served	During Past Five Years	Trustees	Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Trustee; PNC Funds, Inc.

Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	1	The Dana Foundation; The University of Virginia Law School Foundation.

Winslow Green Mutual Funds

Trustees and Executive Officers

Number of
Portfolios
		Term of Office and		in Fund
		Length		Complex(2)
Name,	Position	of Time	Principal Occupation	Overseen by	Other Directorships
Age and Address	with the Trust(1)	Served	During Past Five Years	Trustees	Held
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Former owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.

Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	1	Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds, Aston Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel; formerly Independent Director, Guardian Mutual Funds.

Officers of the Trust
Robert M. Slotky (born 1947) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001.	Not Applicable.	Not Applicable.

Eric W. Falkeis (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	President	Indefinite Term; Since January 2011.	Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC, since 1997.	Not Applicable.	Not Applicable.

Winslow Green Mutual Funds

Trustees and Executive Officers

Number of
Portfolios
		Term of Office and		in Fund
		Length		Complex(2)
Name,	Position	of Time	Principal Occupation	Overseen by	Other Directorships
Age and Address	with the Trust(1)	Served	During Past Five Years	Trustees	Held
Patrick J. Rudnick (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since November 2009.	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	Not Applicable.	Not Applicable.

Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007).	Not Applicable.	Not Applicable.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Winslow Green Mutual Funds

WINSLOW GREEN GROWTH FUND
Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on July 19 and 20, 2010, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for the Winslow Green Growth Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”) with Brown Investment Advisory Inc. (the “Advisor”) for another annual term. At this meeting and at a prior meeting held on May 24 and 25, 2010, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. In addition, the Board engaged an independent third party consulting firm to review the nature and quality of the information presented to the Board. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.	The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.	The Fund’s historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Lipper classifications.

The Board noted that the Fund’s performance was below the median of its peer group for the year-to-date, three-year, five-year and ten-year periods and was above the median of its peer group for the one-year period.

The Board also considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.	The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as expense waivers and reimbursements.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.45% for the Investor Shares and 1.20% for the Institutional Shares. The Board noted that the Fund’s advisory fee was in line with its peer group median and the Fund’s total expense ratio was above its peer group median.

The Board took into consideration the services the Advisor provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund. The Board found that fees charged to the Fund were in line with the fees charged by the Advisor to its institutional and separately managed account clients.

Winslow Green Mutual Funds

WINSLOW GREEN GROWTH FUND
Approval of Investment Advisory Agreement (Unaudited)

4.	Economies of Scale. The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow. The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.	The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars” and the 12b-1 fees. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Winslow Green Mutual Funds

Additional Information (Unaudited)
December 31, 2010

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge and upon request by calling (888) 314-9049. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2010 is available without charge, upon request, by calling (888) 314-9049 or through the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Householding

In addition, in an effort to decrease costs, the Fund will start reducing the number of duplicate Prospectuses, supplements, Annual Reports and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at (888) 314-9049 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Winslow Green Mutual Funds

Additional Information (Unaudited)
December 31, 2010

Privacy Notice

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Winslow Green Mutual Funds

Notes

Winslow Green Mutual Funds

Notes

WINSLOW
Green Mutual Funds

Investment Adviser
Brown Investment Advisory Incorporated
901 South Bond Street, Suite 400
Baltimore, MD 21231

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(888) 314-9049

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
Park Avenue Tower
77 E. 55th Street, Floor 15
New York, NY 10022

Winslow Green Growth Fund – Investor Shares
Symbol – WGGFX
CUSIP – 742935273

Winslow Green Growth Fund – Institutional Shares
Symbol – WGGIX
CUSIP – 742935265

Printed with vegetable-based inks
127-AR-1210

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.
Winslow Green Growth Fund

	FYE 12/31/2010	FYE 12/31/2009

Audit Fees	$20,600	$20,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,300	$2,200
All Other Fees	N/A	N/A
The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.
The percentage of audit fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

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	FYE 12/31/2010	FYE 12/31/2009

Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2010	FYE 12/31/2009

Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Professionally Managed Portfolios

By (Signature and Title)	/s/ Eric W. Falkeis

Eric W. Falkeis, President
Date 2/28/11
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis

Eric W. Falkeis, President
Date 2/28/11

By (Signature and Title)	/s/ Patrick J. Rudnick

Patrick J. Rudnick, Treasurer
Date 3/1/11

*	Print the name and title of each signing officer under his or her signature.

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